Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

June 6, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Series Fund (Registration Nos. 333-168727 and 811-22452)

Ladies and Gentlemen:

On behalf of First Trust Series Fund (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 63 and under the Investment Company Act of 1940, as amended (the “1940 Act”), Amendment No. 64 to the Registrant’s registration statement on Form N-1A (the “Amendment”). This Amendment relates to the First Trust WCM Focused Global Growth Fund, a series of the Registrant. The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures